BUSINESS COMBINATION - ACQUISITION OF SHANGHAI SECCO (Details) - CNY (¥) ¥ in Millions		2 Months Ended	12 Months Ended
	Oct. 26, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Oct. 25, 2017
Assets and liabilities recognized as a result of the acquisition
Goodwill (Note 21)				¥ 8,697	¥ 8,676
Gain on remeasurement of interests			¥ 3,941
Shanghai SECCO
Disclosure of detailed information about business combination [line items]
Equity interest held before the acquisition						30.00%
Interests held after the transaction	100.00%
Purchase consideration
Acquisition date	Oct. 26, 2017
Cash consideration for the purchase of 50% equity interest acquired	¥ 10,135
Acquisition-date fair value of the 50% equity interest held before the acquisition	10,135
Total purchase consideration	20,270
Assets and liabilities recognized as a result of the acquisition
Cash and cash equivalents	5,653
Trade accounts receivable, net	538
Bills receivable	641
Inventories	1,702
Prepaid expenses and other current assets	2,130
Total current assets	10,664
Property, plant and equipment, net	9,587
Construction in progress	231
Deferred tax assets	11
Lease prepayments	1,920
Long-term prepayments and other assets	1,134
Total non-current assets	12,883
Total assets	23,547
Trade accounts payables	(2,092)
Accrued expenses and other payables	(1,517)
Income tax payable	(423)
Total current liabilities	(4,032)
Deferred tax liabilities (Note 25)	(1,786)
Net assets acquired	17,729
Goodwill (Note 21)	¥ 2,541
Revenue contributed since Acquisition date		¥ 5,222
Net profit contributed since Acquisition date		¥ 726
Consolidated pro-forma revenue			2,365,632
Consolidated pro-forma profit			¥ 74,930
Gaoqiao Petrochemical Company Limited | Shanghai SECCO | BP Chemicals East China Investment Limited
Disclosure of detailed information about business combination [line items]
Equity interest acquired	50.00%
Subsidiary | Shanghai SECCO
Disclosure of detailed information about business combination [line items]
Equity interest held before the acquisition						20.00%